Additional analysis of debt securities - Group sovereign debt and bank debt exposure (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Shareholder-backed
Financial investments
Bank debt securities	$ 4,167	$ 5,834
Shareholder-backed | Senior debt
Financial investments
Bank debt securities	2,948
Shareholder-backed | Subordinated debt
Financial investments
Bank debt securities	1,219
Shareholder-backed | Tier 1 subordinated debt
Financial investments
Bank debt securities	584
Shareholder-backed | Tier 2 subordinated debt
Financial investments
Bank debt securities	635
Shareholder-backed | Asia
Financial investments
Bank debt securities	1,450	993
Shareholder-backed | Asia | Senior debt
Financial investments
Bank debt securities	549
Shareholder-backed | Asia | Subordinated debt
Financial investments
Bank debt securities	901
Shareholder-backed | Asia | Tier 1 subordinated debt
Financial investments
Bank debt securities	572
Shareholder-backed | Asia | Tier 2 subordinated debt
Financial investments
Bank debt securities	329
Shareholder-backed | Eurozone
Financial investments
Bank debt securities	249	337
Shareholder-backed | Eurozone | Senior debt
Financial investments
Bank debt securities	223
Shareholder-backed | Eurozone | Subordinated debt
Financial investments
Bank debt securities	26
Shareholder-backed | Eurozone | Tier 2 subordinated debt
Financial investments
Bank debt securities	26
Shareholder-backed | UK
Financial investments
Bank debt securities	450	723
Shareholder-backed | UK | Senior debt
Financial investments
Bank debt securities	352
Shareholder-backed | UK | Subordinated debt
Financial investments
Bank debt securities	98
Shareholder-backed | UK | Tier 1 subordinated debt
Financial investments
Bank debt securities	7
Shareholder-backed | UK | Tier 2 subordinated debt
Financial investments
Bank debt securities	91
Shareholder-backed | US
Financial investments
Bank debt securities	1,622	3,134
Shareholder-backed | US | Senior debt
Financial investments
Bank debt securities	1,565
Shareholder-backed | US | Subordinated debt
Financial investments
Bank debt securities	57
Shareholder-backed | US | Tier 1 subordinated debt
Financial investments
Bank debt securities	5
Shareholder-backed | US | Tier 2 subordinated debt
Financial investments
Bank debt securities	52
Shareholder-backed | Other
Financial investments
Bank debt securities	396	647
Shareholder-backed | Other | Senior debt
Financial investments
Bank debt securities	259
Shareholder-backed | Other | Subordinated debt
Financial investments
Bank debt securities	137
Shareholder-backed | Other | Tier 2 subordinated debt
Financial investments
Bank debt securities	137
With-profits business
Financial investments
Bank debt securities	2,724	1,734
With-profits business | Senior debt
Financial investments
Bank debt securities	1,579
With-profits business | Subordinated debt
Financial investments
Bank debt securities	1,145
With-profits business | Tier 1 subordinated debt
Financial investments
Bank debt securities	90
With-profits business | Tier 2 subordinated debt
Financial investments
Bank debt securities	1,055
With-profits business | Asia
Financial investments
Bank debt securities	1,193	1,130
With-profits business | Asia | Senior debt
Financial investments
Bank debt securities	534
With-profits business | Asia | Subordinated debt
Financial investments
Bank debt securities	659
With-profits business | Asia | Tier 1 subordinated debt
Financial investments
Bank debt securities	87
With-profits business | Asia | Tier 2 subordinated debt
Financial investments
Bank debt securities	572
With-profits business | Eurozone
Financial investments
Bank debt securities	178	131
With-profits business | Eurozone | Senior debt
Financial investments
Bank debt securities	77
With-profits business | Eurozone | Subordinated debt
Financial investments
Bank debt securities	101
With-profits business | Eurozone | Tier 2 subordinated debt
Financial investments
Bank debt securities	101
With-profits business | UK
Financial investments
Bank debt securities	288	155
With-profits business | UK | Senior debt
Financial investments
Bank debt securities	182
With-profits business | UK | Subordinated debt
Financial investments
Bank debt securities	106
With-profits business | UK | Tier 1 subordinated debt
Financial investments
Bank debt securities	1
With-profits business | UK | Tier 2 subordinated debt
Financial investments
Bank debt securities	105
With-profits business | US
Financial investments
Bank debt securities	687	34
With-profits business | US | Senior debt
Financial investments
Bank debt securities	670
With-profits business | US | Subordinated debt
Financial investments
Bank debt securities	17
With-profits business | US | Tier 1 subordinated debt
Financial investments
Bank debt securities	2
With-profits business | US | Tier 2 subordinated debt
Financial investments
Bank debt securities	15
With-profits business | Other
Financial investments
Bank debt securities	378	$ 284
With-profits business | Other | Senior debt
Financial investments
Bank debt securities	116
With-profits business | Other | Subordinated debt
Financial investments
Bank debt securities	262
With-profits business | Other | Tier 2 subordinated debt
Financial investments
Bank debt securities	$ 262